TAX MATTERS - INCOME TAX DTA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
DTA write-off	$ (21,277)	$ (5,619)	$ (38,443)